INCOME TAXES - Income Before Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax expense
Total	$ 40,145	$ (7,885)	$ 45,503	$ (12,602)
Galaxy Digital Holdings, LP
Income before taxes:
Cayman Islands					$ 589,189	$ 167,356	$ 578,155
Foreign					(259,406)	77,072	(1,422,575)
Total					329,783	244,428	(844,420)
Income tax expense
Partnership level tax					(6,270)	1,920	(8,736)
Current tax expense / (benefit)					(8,553)	9,377	(5,668)
Deferred tax expense / (benefit)					(8,386)	6,537	(22,623)
Total	$ (7,100)	$ (7,885)	$ (7,354)	$ (12,602)	(16,939)	15,914	(28,291)
Galaxy Digital Holdings, LP | Cayman Islands
Income tax expense
Current tax expense / (benefit)					0	0	0
Galaxy Digital Holdings, LP | Foreign
Income tax expense
Current tax expense / (benefit)					$ (2,283)	$ 7,457	$ 3,068